WARRANTS (Tables)	9 Months Ended
Sep. 30, 2021
Common Stock Warrants
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	September 30,	December 31,
	2021	2020
Expected volatility	20.5%	57.0%
Expected term (in years)	0.25	1.0
Risk free interest rate	0.1%	1.7%
Expected dividend yield	0.0%	0.0%

Series C-1 Preferred Warrants
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	Scenarios as of September 30, 2021
		Business
	Stay Private	Combination	December 31, 2020
Expected Volatility	60.0%	20.5%	60.0%
Expected term (in years)	1.25	0.25	1.0
Risk free interest rate	0.1%	0.1%	0.1%

Series C-3 Preferred Warrants
Class of Warrant or Right [Line Items]
Summary of key assumptions used in the Black-Scholes model

	Scenarios as of September 30, 2021
		Business
	Stay Private	Combination	December 31, 2020
Expected Volatility	60.0%	20.5%	60.0%
Expected term (in years)	1.25	0.25	1.0
Risk free interest rate	0.1%	0.1%	0.1%